25. Shareholders' equity (Details 3)	12 Months Ended
	Dec. 31, 2019 shares R$ / shares	Dec. 31, 2018 shares R$ / shares
Changes in equity [abstract]
Options, outstanding, beginning | shares	2,755
Options, granted | shares	4,863	1,378
Options, cancelled | shares	(126)	(229)
Options, exercised | shares	(2,144)	(697)
Options, expired | shares	(161)	(236)
Options, outstanding, ending | shares	2,153	2,755
Options, exercisable | shares	2,153	2,755
Weighted average exercise price, outstanding, beginning | R$ / shares	R$ 26.03
Weighted average exercise price, granted | R$ / shares	30.55	R$ 30.91
Weighted average exercise price, cancelled | R$ / shares	31.75	38.64
Weighted average exercise price, exercised | R$ / shares	21.55	31.96
Weighted average exercise price, expired | R$ / shares	16.74	68.62
Weighted average exercise price, outstanding, ending | R$ / shares	30.25	26.03
Weighted average exercise price, exercisable | R$ / shares	R$ 30.25	R$ 26.03
Weighted average of remaining contractual term, ending	1 year 6 months	1 year 4 months 13 days
Weighted average of remaining contractual term, exercisable	1 year 6 months	1 year 4 months 13 days